Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Foreign currency risk
Borrowings	$ 29,232		$ 30,781	$ 20,380
Cash	$ 1,411		$ 1,461	$ 1,182
0.875% Non-callable bond due 2021
Foreign currency risk
Amount issued | €		€ 750			€ 750
Borrowings, interest rate	0.875%	0.875%	0.875%	0.875%	0.875%
All currencies except US
Foreign currency risk
Percentage of entity's revenue	61.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	2.00%	2.00%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	9.00%	9.00%
Interest rates
Foreign currency risk
Increase (decrease) in interest expense due to reasonably possible increase in risk assumption	$ 52
Increase (Decrease) in interest income due to reasonably possible increase in risk assumption	$ 59
Reasonably possible increase or decrease in risk assumption	1.00%	1.00%	1.00%
Reasonably possible increase in risk assumption	1.00%	1.00%	1.00%	1.00%	1.00%
Reasonably possible decrease in risk assumption	1.00%	1.00%	1.00%	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 1,317		$ 1,978	$ 1,696
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	$ (1,490)		$ (2,106)	$ (1,758)
Exchange rates
Foreign currency risk
Reasonably possible increase or decrease in risk assumption	10.00%	10.00%	10.00%
Reasonably possible increase in risk assumption	10.00%	10.00%	10.00%	10.00%	10.00%
Reasonably possible decrease in risk assumption	10.00%	10.00%	10.00%	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 81		$ 82	$ 114
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	(89)		(85)	(132)
Impact on profit: (loss)/gain ($m) due to increase in risk component	26		24	(57)
Impact on profit: (loss)/gain ($m) due to decrease in risk component	(15)		(9)	74
Impact on equity: gain/(loss) ($m) due to increase in risk component	55		58	171
Impact on equity: gain/(loss) ($m) due to decrease in risk component	$ (74)		$ (76)	$ (206)
Exchange rates | US
Foreign currency risk
Reasonably possible increase in risk assumption	10.00%	10.00%
Reasonably possible decrease in risk assumption	10.00%	10.00%